UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2018

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2018

Semiannual Report

to Shareholders

Deutsche CROCI® International Fund

Contents

3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
8	Portfolio Summary
11	Investment Portfolio
15	Statement of Assets and Liabilities
17	Statement of Operations
18	Statements of Changes in Net Assets

19	Financial Highlights
25	Notes to Financial Statements
37	Information About Your Fund’s Expenses
39	Advisory Agreement Board Considerations and Fee Evaluation
44	Account Management Resources
46	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

The Fund will be managed using the CROCI® Investment Process which is based on portfolio management’s belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI® Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the Fund. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Stocks may decline in value. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED      NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche CROCI® International Fund

Letter to Shareholders

Dear Shareholder:

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last several years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

In connection with this change, our web site has recently been redesigned with a new address: dws.com. However, for your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

As always, thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions as we march forward gathering our unique qualities and capabilities under one roof, DWS.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche CROCI® International Fund	3

Performance Summary	February 28, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
Unadjusted for Sales Charge	4.37%	15.02%	6.58%	0.61%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–1.63%	8.40%	5.32%	0.02%
MSCI EAFE Index†	7.12%	20.13%	7.06%	2.82%
MSCI EAFE US Dollar Hedged Index††	5.07%	12.06%	9.71%	4.80%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		21.74%	6.91%	–0.18%
Adjusted for the Maximum Sales Charge (max 5.75% load)		14.74%	5.65%	–0.77%
MSCI EAFE Index†		25.03%	7.90%	1.94%
MSCI EAFE US Dollar Hedged Index††		16.84%	11.76%	3.69%

Class T	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
Unadjusted for Sales Charge	4.38%	14.96%	6.56%	0.65%
Adjusted for the Maximum Sales Charge (max 2.50% load)	1.78%	12.09%	6.02%	0.40%
MSCI EAFE Index†	7.12%	20.13%	7.06%	2.82%
MSCI EAFE US Dollar Hedged Index††	5.07%	12.06%	9.71%	4.80%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		21.62%	6.88%	–0.14%
Adjusted for the Maximum Sales Charge (max 2.50% load)		18.58%	6.34%	–0.39%
MSCI EAFE Index†		25.03%	7.90%	1.94%
MSCI EAFE US Dollar Hedged Index††		16.84%	11.76%	3.69%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
Unadjusted for Sales Charge	3.99%	14.13%	5.77%	–0.16%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	2.99%	14.13%	5.77%	–0.16%
MSCI EAFE Index†	7.12%	20.13%	7.06%	2.82%
MSCI EAFE US Dollar Hedged Index††	5.07%	12.06%	9.71%	4.80%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		20.73%	6.08%	–0.95%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		20.73%	6.08%	–0.95%
MSCI EAFE Index†		25.03%	7.90%	1.94%
MSCI EAFE US Dollar Hedged Index††		16.84%	11.76%	3.69%

4	Deutsche CROCI® International Fund

Class R6		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 2/28/18
No Sales Charges		4.58%	15.45%	4.36%
MSCI EAFE Index†		7.12%	20.13%	6.11%
MSCI EAFE US Dollar Hedged Index††		5.07%	12.06%	4.68%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
No Sales Charges			22.17%	4.94%
MSCI EAFE Index†			25.03%	6.35%
MSCI EAFE US Dollar Hedged Index††			16.84%	5.63%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
No Sales Charges	4.52%	15.31%	6.84%	0.89%
MSCI EAFE Index†	7.12%	20.13%	7.06%	2.82%
MSCI EAFE US Dollar Hedged Index††	5.07%	12.06%	9.71%	4.80%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
No Sales Charges		22.00%	7.17%	0.10%
MSCI EAFE Index†		25.03%	7.90%	1.94%
MSCI EAFE US Dollar Hedged Index††		16.84%	11.76%	3.69%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
No Sales Charges	4.56%	15.38%	6.93%	1.00%
MSCI EAFE Index†	7.12%	20.13%	7.06%	2.82%
MSCI EAFE US Dollar Hedged Index††	5.07%	12.06%	9.71%	4.80%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
No Sales Charges		22.08%	7.25%	0.21%
MSCI EAFE Index†		25.03%	7.90%	1.94%
MSCI EAFE US Dollar Hedged Index††		16.84%	11.76%	3.69%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Deutsche CROCI® International Fund	5

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2017 are 1.13%, 1.18%, 1.92%, 0.75%, 0.90% and 0.83% for Class A, Class T, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Institutional Class shares of Deutsche CROCI® International Fund during such periods and have been adjusted to reflect the higher total annual operating expenses. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

6	Deutsche CROCI® International Fund

*	Class R6 shares commenced operations on December 1, 2014.

†	The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an equity index which captures large and mid cap representation across developed markets countries around the world, excluding the US and Canada. With 928 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Returns reflect reinvestment of dividends net of withholding taxes. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

††	MSCI EAFE US Dollar Hedged Index is designed to provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the US dollar and selected non-US currencies.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Net Asset Value
2/28/18	$48.08	$48.07	$47.78	$47.94	$48.27	$48.04
8/31/17	$47.11	$47.07	$46.61	$47.06	$47.34	$47.13
Distribution Information as of 2/28/18
Income Dividends, Six Months	$1.09	$1.07	$0.69	$1.28	$1.21	$1.24

Deutsche CROCI® International Fund	7

Portfolio Management Team

Di Kumble, CFA, Managing Director.

Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.

–	Portfolio Manager: NewYork.

–	BS, Beijing University; PhD in Chemistry, Princeton University.

John Moody,Vice President.

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–	Joined DWS in 1998. Prior to his current role, served as a Business Manager for Active Equity. Previously, he was a Portfolio Analyst for EAFE, Global and Technology Funds and an Investment Accountant for International Funds. He began his career as a Client Service Associate for the International Institutional Equity Group.

–	Portfolio Analyst: NewYork.

–	BS in Business Management, Fairfield University.

Portfolio Summary	(Unaudited)

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	2/28/18	8/31/17
Japan	24%	24%
United Kingdom	18%	20%
Germany	16%	12%
Switzerland	12%	18%
France	10%	10%
Hong Kong	6%	6%
Singapore	4%	6%
Netherlands	2%	2%
Finland	2%	—
Belgium	2%	—
Australia	2%	—
Spain	2%	2%
Total	100%	100%

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	2/28/18	8/31/17
Common Stocks	97%	97%
Preferred Stock	2%	2%
Cash Equivalents	1%	1%
Total	100%	100%

8	Deutsche CROCI® International Fund

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	2/28/18	8/31/17
Consumer Discretionary	30%	20%
Industrials	20%	26%
Consumer Staples	16%	16%
Health Care	14%	16%
Utilities	12%	14%
Materials	6%	6%
Telecommunication Services	2%	2%
Total	100%	100%

Currency Exposure* (As a % of Investment Portfolio excluding Securities Lending Collateral)	2/28/18	8/31/17
Euro	33%	26%
Japanese Yen	24%	0%
British Pound	20%	22%
Swiss Franc	10%	15%
Hong Kong Dollar	6%	6%
Singapore Dollar	4%	6%
Australian Dollar	2%	—
United States Dollar	1%	25%
Total	100%	100%

*	Currency exposure after taking into account the effects of forward currency contracts and foreign currency balances.

Deutsche CROCI® International Fund	9

Ten Largest Equity Holdings at February 28, 2018 (21.9% of Net Assets)		Country	Percent
1	Sky PLC	United Kingdom	2.6%
	Provider of broadcast and entertainment services
2	Astellas Pharma, Inc.	Japan	2.4%
	Manufactures & markets a wide variety of pharmaceuticals including prescription drugs
3	Subaru Corp.	Japan	2.2%
	Manufactures cars, buses, motor vehicles parts and industrial machinery
4	Pernod Ricard SA	France	2.2%
	Manufactures wine and spirits
5	HK Electric Investments & HK Electric Investments Ltd.	Hong Kong	2.1%
	Fixed single investment trust focused on the power industry
6	Hong Kong & China Gas Co., Ltd.	Hong Kong	2.1%
	Produces, distributes, and markets gas and gas appliances to residential and industrial customers
7	Koninklijke DSM NV	Netherlands	2.1%
	Develops and produces chemical products
8	CLP Holdings Ltd.	Hong Kong	2.1%
	Generator and supplier of electricity
9	Nissan Motor Co., Ltd.	Japan	2.1%
	Manufacturer of motor vehicles
10	Cie Generale des Etablissements Michelin	France	2.0%
	Manufacturer of tires

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 11. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 44 for contact information.

10	Deutsche CROCI® International Fund

Investment Portfolio	as of February 28, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 97.2%
Australia 1.9%
Wesfarmers Ltd. (Cost $19,669,453)	615,963	19,690,647

Belgium 2.0%
Solvay SA (Cost $21,752,678)	147,548	20,315,933

Finland 2.0%
Nokian Renkaat Oyj (Cost $22,244,930)	440,978	20,327,279

France 10.0%
Cie Generale des Etablissements Michelin	137,677	21,206,846
Danone SA	251,574	20,106,859
L’Oreal SA	95,809	20,629,509
Pernod Ricard SA	136,501	22,443,634
Sanofi	243,194	19,230,479

(Cost $94,723,776)		103,617,327

Germany 13.4%
BASF SE	182,845	19,215,478
Bayer AG (Registered)	164,348	19,214,619
Beiersdorf AG	183,703	20,173,573
Continental AG	71,671	19,691,937
Daimler AG (Registered)	235,040	20,193,006
Deutsche Post AG (Registered)	447,597	20,524,047
Merck KGaA	195,589	19,551,183

(Cost $132,126,584)		138,563,843

Hong Kong 6.3%
CLP Holdings Ltd.	2,153,030	21,701,479
HK Electric Investments & HK Electric Investments Ltd. “SS”, 144A, (Units) (a)	23,490,500	22,031,168
Hong Kong & China Gas Co., Ltd.	11,030,752	21,786,183

(Cost $58,775,508)		65,518,830

Japan 23.8%
Astellas Pharma, Inc.	1,677,400	24,682,711
Bridgestone Corp.	436,540	19,383,987
Central Japan Railway Co.	111,300	20,676,569
ITOCHU Corp.	1,066,900	20,505,762
Japan Tobacco, Inc.	647,600	18,421,500
Nissan Motor Co., Ltd.	2,034,800	21,318,435
Secom Co., Ltd.	273,800	19,624,191
Sekisui House Ltd.	1,103,000	19,255,820

The accompanying notes are an integral part of the financial statements.

Deutsche CROCI® International Fund	11

	Shares	Value ($)
Subaru Corp.	646,200	22,691,641
Sumitomo Electric Industries Ltd.	1,250,300	19,650,895
Toppan Printing Co., Ltd.	2,266,000	19,391,190
Toyota Industries Corp.	329,000	20,639,642

(Cost $241,449,966)		246,242,343

Netherlands 2.1%
Koninklijke DSM NV (Cost $13,600,183)	209,566	21,717,356

Singapore 3.9%
Singapore Airlines Ltd.	2,481,882	20,700,989
Singapore Telecommunications Ltd.	7,877,400	20,055,578

(Cost $45,537,587)		40,756,567

Spain 1.9%
Iberdrola SA (Cost $18,868,987)	2,624,555	19,336,513

Switzerland 11.7%
Adecco Group AG (Registered)	262,624	21,163,542
Ferguson PLC	278,503	19,672,543
Nestle SA (Registered)	252,395	20,082,471
Novartis AG (Registered)	235,383	19,667,870
Roche Holding AG (Genusschein)	88,360	20,484,200
Schindler Holding AG	86,724	20,277,859

(Cost $115,990,335)		121,348,485

United Kingdom 18.2%
Barratt Developments PLC	2,502,050	18,563,246
Bunzl PLC	769,728	20,644,645
GlaxoSmithKline PLC	1,138,683	20,415,362
ITV PLC	8,997,094	19,859,329
National Grid PLC	1,922,625	19,567,120
Persimmon PLC	585,087	20,951,206
Sky PLC	1,482,823	27,480,583
SSE PLC	1,208,485	20,365,127
Taylor Wimpey PLC	7,779,357	19,948,954

(Cost $197,798,022)		187,795,572
Total Common Stocks (Cost $982,538,009)		1,005,230,695

Preferred Stocks 2.0%
Germany
Henkel AG & Co. KGaA (Cost $19,714,500)	158,801	21,156,402

The accompanying notes are an integral part of the financial statements.

12	Deutsche CROCI® International Fund

	Shares	Value ($)
Securities Lending Collateral 0.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32% (b) (c) (Cost $9,500,000)	9,500,000	9,500,000

Cash Equivalents 0.6%
Deutsche Central Cash Management Government Fund, 1.41% (b) (Cost $5,924,683)	5,924,683	5,924,683

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,017,677,192)	100.7	1,041,811,780
Other Assets and Liabilities, Net	(0.7)	(7,287,451)

Net Assets	100.0	1,034,524,329

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the year ended February 28, 2018 are as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of shares at 2/28/2018	Value ($) at 2/28/2018
Securities Lending Collateral 0.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32% (b) (c)
—	9,500,000	—	—	—	102,715	—	9,500,000	9,500,000
Cash Equivalents 0.6%
Deutsche Central Cash Management Government Fund, 1.41% (b)
10,814,225	100,076,406	104,965,948	—	—	39,638	—	5,924,683	5,924,683
10,814,225	109,576,406	104,965,948	—	—	142,353	—	15,424,683	15,424,683

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $8,909,819, which is 0.9% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Deutsche CROCI® International Fund	13

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$19,690,647	$—	$19,690,647
Belgium	—	20,315,933	—	20,315,933
Finland	—	20,327,279	—	20,327,279
France	—	103,617,327	—	103,617,327
Germany	—	138,563,843	—	138,563,843
Hong Kong	—	65,518,830	—	65,518,830
Japan	—	246,242,343	—	246,242,343
Netherlands	—	21,717,356	—	21,717,356
Singapore	—	40,756,567	—	40,756,567
Spain	—	19,336,513	—	19,336,513
Switzerland	—	121,348,485	—	121,348,485
United Kingdom	—	187,795,572	—	187,795,572
Preferred Stocks (d)	—	21,156,402	—	21,156,402
Short-Term Investments (d)	15,424,683	—	—	15,424,683
Total	$15,424,683	$1,026,387,097	$—	$1,041,811,780

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

(d)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

14	Deutsche CROCI® International Fund

Statement of Assets and Liabilities

as of February 28, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $1,002,252,509) — including $8,909,819 of securities loaned	$1,026,387,097
Investment in Deutsche Government & Agency Securities Portfolio (cost $9,500,000)*	9,500,000
Investment in Deutsche Central Cash Management Government Fund (cost $5,924,683)	5,924,683
Cash	230
Foreign currency, at value (cost $204,414)	200,994
Receivable for Fund shares sold	332,785
Dividends receivable	2,302,123
Interest receivable	8,831
Foreign taxes recoverable	2,107,606
Other assets	59,674
Total assets	1,046,824,023

Liabilities
Payable upon return of securities loaned	9,500,000
Payable for Fund shares redeemed	1,526,651
Accrued management fee	458,129
Accrued Directors’ fees	31,960
Other accrued expenses and payables	782,954
Total liabilities	12,299,694
Net assets, at value	$1,034,524,329

Net Assets Consist of
Distributions in excess of net investment income	(111,135)
Net unrealized appreciation (depreciation) on:
Investments	24,134,588
Foreign currency	124,523
Accumulated net realized gain (loss)	(729,348,802)
Paid-in capital	1,739,725,155
Net assets, at value	$1,034,524,329

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Deutsche CROCI® International Fund	15

Statement of Assets and Liabilities as of February 28, 2018 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($132,180,656 ÷ 2,748,935 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$48.08
Maximum offering price per share (100 ÷ 94.25 of $48.08)	$51.01
Class T
Net Asset Value offering and redemption price per share ($10,316 ÷ 214.6 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$48.07
Maximum offering price per share (100 ÷ 97.50 of $48.07)	$49.30
Class C
Net Asset Value offering and redemption price per share ($59,217,373 ÷ 1,239,325 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)	$47.78
Class R6
Net Asset Value offering and redemption price per share ($5,287,732 ÷ 110,295 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$47.94
Class S
Net Asset Value offering and redemption price per share ($764,183,354 ÷ 15,832,653 shares of capital stock outstanding, $.01 par value, 200,595,597 shares authorized)	$48.27
Institutional Class
Net Asset Value offering and redemption price per share ($73,644,898 ÷ 1,533,130 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$48.04

The accompanying notes are an integral part of the financial statements.

16	Deutsche CROCI® International Fund

Statement of Operations

For the six months ended February 28, 2018 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $356,610)	$9,088,337
Income distributions — Deutsche Central Cash Management Government Fund	39,638
Securities lending income, net of borrower rebates	102,715
Total income	9,230,690
Expenses:
Management fee	3,089,120
Administration fee	546,747
Services to shareholders	883,810
Distribution and service fees	481,512
Custodian fee	135,586
Professional fees	66,859
Reports to shareholders	57,359
Registration fees	49,889
Directors’ fees and expenses	31,979
Other	61,116
Total expenses	5,403,977
Net investment income	3,826,713

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	45,593,123
Forward foreign currency contracts	8,258,934
Foreign currency	244,765
54,096,822
Change in net unrealized appreciation (depreciation) on:
Investments	(5,891,006)
Forward foreign currency contracts	(1,748,656)
Foreign currency	(3,977)
(7,643,639)
Net gain (loss)	46,453,183
Net increase (decrease) in net assets resulting from operations	$50,279,896

The accompanying notes are an integral part of the financial statements.

Deutsche CROCI® International Fund	17

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

Operations:
Net investment income (loss)	$3,826,713	$24,266,480
Net realized gain (loss)	54,096,822	409,351
Change in net unrealized appreciation (depreciation)	(7,643,639)	180,661,802
Net increase (decrease) in net assets resulting from operations	50,279,896	205,337,633
Distributions to shareholders from:
Net investment income:
Class A	(3,072,495)	(8,173,555)
Class T	(224)	—
Class C	(894,789)	(2,060,709)
Class R6	(85,316)	(89,477)
Class S	(19,878,518)	(27,391,383)
Institutional Class	(2,048,408)	(3,671,870)
Total distributions	(25,979,750)	(41,386,994)
Fund share transactions:
Proceeds from shares sold	60,135,414	238,848,267
Reinvestment of distributions	24,175,870	37,164,654
Payments for shares redeemed	(174,358,706)	(784,943,910)
Redemption fees	—	7,856
Net increase (decrease) in net assets from Fund share transactions	(90,047,422)	(508,923,133)
Increase (decrease) in net assets	(65,747,276)	(344,972,494)
Net assets at beginning of period	1,100,271,605	1,445,244,099
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $111,135 and $22,041,902, respectively)	$1,034,524,329	$1,100,271,605

The accompanying notes are an integral part of the financial statements.

18	Deutsche CROCI® International Fund

Financial Highlights

	Six Months Ended 2/28/18		Years Ended August 31,
Class A	(Unaudited)		2017		2016	2015	2014		2013

Selected Per Share Data
Net asset value, beginning of period	$47.11		$40.65		$44.94	$52.11	$45.32		$40.14
Income (loss) from investment operations:
Net investment income (loss)[a]	.13		.72		.93	1.48	1.67	[b]	.91
Net realized and unrealized gain (loss)	1.93		7.18		(3.83)	(3.78)	5.99		5.60
Total from investment operations	2.06		7.90		(2.90)	(2.30)	7.66		6.51
Less distributions from:
Net investment income	(1.09)		(1.44)		(1.39)	(4.87)	(.87)		(1.33)
Redemption fees	—		.00	***	.00 ***	.00 ***	.00	***	.00	***
Net asset value, end of period	$48.08		$47.11		$40.65	$44.94	$52.11		$45.32
Total Return (%)[c]	4.37	**	19.97		(6.55)	(4.68)	16.99		16.42

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	132		139		314	615	105		93
Ratio of expenses (%)	1.16	*	1.13		1.14	1.08	1.18		1.21
Ratio of net investment income (loss) (%)	.53	*	1.69		2.25	3.02	3.34	[b]	2.06
Portfolio turnover rate (%)	28	**	67		87	76	167		76

[a]	Based on average shares outstanding during the period.

[b]	Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.45 per share and 0.89% of average daily net assets, for the year ended August 31, 2014.

[c]	Total return does not reflect the effect of any sales charges.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche CROCI® International Fund	19

Six Months Ended 2/28/18			Period Ended
Class T	(Unaudited)		8/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$47.07		$47.63
Income (loss) from investment operations:
Net investment income (loss)[b]	.13		.10
Net realized and unrealized gain (loss)	1.94		(.66)
Total from investment operations	2.07		(.56)
Less distributions from:
Net investment income	(1.07)		—
Net asset value, end of period	$48.07		$47.07
Total Return (%)[c]	4.38	**	(1.18	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10		10
Ratio of expenses (%)	1.16	*	1.18	*
Ratio of net investment income (loss) (%)	.52	*	.93	*
Portfolio turnover rate (%)	28	**	67	[d]

[a]	For the period from June 5, 2017 (commencement of operations) to August 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Represents the Funds’s portfolio turnover rate for the year ended August 31, 2017.

*	Annualized

**	Not annualized

20	Deutsche CROCI® International Fund

	Six Months Ended 2/28/18		Years Ended August 31,
Class C	(Unaudited)		2017		2016	2015	2014		2013

Selected Per Share Data
Net asset value, beginning of period	$46.61		$40.23		$44.47	$51.48	$44.76		$39.65
Income (loss) from investment operations:
Net investment income (loss)[a]	(.05)		.48		.63	1.15	1.26	[b]	.54
Net realized and unrealized gain (loss)	1.91		7.01		(3.82)	(3.76)	5.91		5.54
Total from investment operations	1.86		7.49		(3.19)	(2.61)	7.17		6.08
Less distributions from:
Net investment income	(.69)		(1.11)		(1.05)	(4.40)	(.45)		(.97)
Redemption fees	—		.00	***	.00 ***	.00 ***	.00	***	.00	***
Net asset value, end of period	$47.78		$46.61		$40.23	$44.47	$51.48		$44.76
Total Return (%)[c]	3.99	**	19.01		(7.26)	(5.35)	16.07		15.48

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	59		65		95	160	9		7
Ratio of expenses (%)	1.90	*	1.92		1.89	1.85	1.97		2.02
Ratio of net investment income (loss) (%)	(.21	)*	1.14		1.55	2.37	2.53	[b]	1.25
Portfolio turnover rate (%)	28	**	67		87	76	167		76

[a]	Based on average shares outstanding during the period.

[b]	Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.45 per share and 0.89% of average daily net assets, for the year ended August 31, 2014.

[c]	Total return does not reflect the effect of any sales charges.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche CROCI® International Fund	21

	Six Months Ended 2/28/18		Years Ended August 31,			Period Ended
Class R6	(Unaudited)		2017		2016	8/31/15[a]

Selected Per Share Data
Net asset value, beginning of period	$47.06		$40.62		$44.89	$51.27
Income (loss) from investment operations:
Net investment income (loss)[b]	.21		1.01		1.15	.66
Net realized and unrealized gain (loss)	1.95		7.03		(3.89)	(1.94)
Total from investment operations	2.16		8.04		(2.74)	(1.28)
Less distributions from:
Net investment income	(1.28)		(1.60)		(1.53)	(5.10)
Redemption fees	—		.00	***	.00 ***	.00	***
Net asset value, end of period	$47.94		$47.06		$40.62	$44.89
Total Return (%)	4.58	**	20.41		(6.20)	(2.77	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		3		2	1
Ratio of expenses (%)	.76	*	.75		.75	.75	*
Ratio of net investment income (loss) (%)	.88	*	2.33		2.84	1.82	*
Portfolio turnover rate (%)	28	**	67		87	76	[c]

[a]	For the period from December 1, 2014 (commencement of operations) to August 31, 2015.

[b]	Based on average shares outstanding during the period.

[c]	Represents the Fund’s portfolio turnover rate for the year ended August 31, 2015.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

22	Deutsche CROCI® International Fund

	Six Months Ended 2/28/18		Years Ended August 31,
Class S	(Unaudited)		2017		2016	2015	2014		2013

Selected Per Share Data
Net asset value, beginning of period	$47.34		$40.86		$45.15	$52.40	$45.58		$40.38
Income (loss) from investment operations:
Net investment income (loss)[a]	.19		.99		1.03	1.51	1.84	[b]	1.04
Net realized and unrealized gain (loss)	1.95		7.03		(3.84)	(3.72)	6.00		5.63
Total from investment operations	2.14		8.02		(2.81)	(2.21)	7.84		6.67
Less distributions from:
Net investment income	(1.21)		(1.54)		(1.48)	(5.04)	(1.02)		(1.47)
Redemption fees	—		.00	***	.00 ***	.00 ***	.00	***	.00	***
Net asset value, end of period	$48.27		$47.34		$40.86	$45.15	$52.40		$45.58
Total Return (%)	4.52	**	20.21		(6.32)	(4.48)	17.32		16.76

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	764		816		872	1,544	686		630
Ratio of expenses (%)	.90	*	.90		.92	.89	.90		.92
Ratio of net investment income (loss) (%)	.79	*	2.28		2.51	3.04	3.64	[b]	2.36
Portfolio turnover rate (%)	28	**	67		87	76	167		76

[a]	Based on average shares outstanding during the period.

[b]	Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $ 0.45 per share and 0.89% of average daily net assets, for the year ended August 31, 2014.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche CROCI® International Fund	23

	Six Months Ended 2/28/18		Years Ended August 31,
Institutional Class	(Unaudited)		2017		2016	2015	2014		2013

Selected Per Share Data
Net asset value, beginning of period	$47.13		$40.69		$44.97	$52.17	$45.41		$40.25
Income (loss) from investment operations:
Net investment income (loss)[a]	.20		.83		1.07	1.84	1.61	[b]	1.00
Net realized and unrealized gain (loss)	1.95		7.18		(3.85)	(3.99)	6.22		5.70
Total from investment operations	2.15		8.01		(2.78)	(2.15)	7.83		6.70
Less distributions from:
Net investment income	(1.24)		(1.57)		(1.50)	(5.05)	(1.07)		(1.54)
Redemption fees	—		.00	***	.00 ***	.00 ***	.00	***	.00	***
Net asset value, end of period	$48.04		$47.13		$40.69	$44.97	$52.17		$45.41
Total Return (%)	4.56	**	20.29		(6.27)	(4.37)	17.38		16.91

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	74		78		163	281	6		9
Ratio of expenses (%)	.86	*	.83		.83	.82	.84		.80
Ratio of net investment income (loss) (%)	.83	*	1.95		2.60	3.76	3.20	[b]	2.29
Portfolio turnover rate (%)	28	**	67		87	76	167		76

[a]	Based on average shares outstanding during the period.

[b]	Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $ 0.45 per share and 0.89% of average daily net assets, for the year ended August 31, 2014.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

24	Deutsche CROCI® International Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche CROCI® International Fund (the “Fund”) is a diversified series of Deutsche International Fund, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Deutsche CROCI® International Fund	25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of

26	Deutsche CROCI® International Fund

the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG serves as security lending agent to the Fund. The lending agent lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended February 28, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds including Deutsche Government & Agency Securities Portfolio managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.14% annualized effective rate as of February 28, 2018) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may

Deutsche CROCI® International Fund	27

terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2018, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2017, the Fund had net tax basis capital loss carry forwards of approximately $781,226,000, including $315,889,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018, the expiration date, whichever occurs first; and approximately $465,337,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($260,433,000) and long-term losses ($204,904,000).

At August 31, 2017, the aggregate cost of investments for federal income tax purposes was $1,069,558,813. The net unrealized appreciation for all investments based on tax cost was $27,805,770. This consisted of

28	Deutsche CROCI® International Fund

aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $69,247,659 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $41,441,889.

The Fund has reviewed the tax positions for the open tax years as of August 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in passive foreign investment companies, certain securities sold at a loss and expired capital loss carryforwards. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. Prior to February 1, 2017, the Fund imposed a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.

Deutsche CROCI® International Fund	29

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended February 28, 2018, from time to time the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on certain of its foreign currency denominated assets.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

There were no open forward currency contracts as of February 28, 2018. For the six months ended February 28, 2018, the investment in forward currency contracts U.S. dollars purchased had a total contract value generally indicative of a range from $0 to approximately $267,023,000, and the investment in forward currency contracts U.S. dollars sold had a total contract value generally indicative of a range from $0 to approximately $3,726,000.

30	Deutsche CROCI® International Fund

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in Fund earnings during the six months ended February 28, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$8,258,934

The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (b)	$(1,748,656)

The above derivative is located in the following Statement of Operations account:

(b)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

C. Purchases and Sales of Securities

During the six months ended February 28, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $305,736,502 and $405,436,330, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $2.5 billion of the Fund’s average daily net assets	.565%
Next $2.5 billion of such net assets	.545%
Next $5 billion of such net assets	.525%
Next $5 billion of such net assets	.515%
Over $15 billion of such net assets	.465%

Deutsche CROCI® International Fund	31

Accordingly, for the six months ended February 28, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.565% of the Fund’s average daily net assets.

For the period from September 1, 2017 through September 30, 2017, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	1.40%
Class T	1.40%
Class C	2.15%
Class R6	1.15%
Class S	1.15%
Institutional Class	1.15%

Effective October 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	1.29%
Class T	1.29%
Class C	2.04%
Class R6	1.04%
Class S	1.04%
Institutional Class	1.04%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2018, the Administration Fee was $546,747, of which $81,085 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent

32	Deutsche CROCI® International Fund

functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended February 28, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at February 28, 2018
Class A	$39,388	$14,881
Class T	11	6
Class C	4,634	1,867
Class R6	107	34
Class S	210,295	76,789
Institutional Class	1,267	366
	$255,702	$93,943

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended February 28, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at February 28, 2018
Class C	$236,297	$34,991

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, T and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at February 28, 2017	Annualized Rate
Class A	$166,470	$55,546	.24%
Class T	10	9	.19%
Class C	78,735	25,728	.25%
	$245,215	$81,283

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2018 aggregated $4,964.

Deutsche CROCI® International Fund	33

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended February 28, 2018, the CDSC for Class C shares aggregated $1,377. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended February 28, 2018, DDI received $130 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended February 28, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $10,461, of which $6,124 is unpaid.

Directors’ Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended February 28, 2018, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $7,731.

34	Deutsche CROCI® International Fund

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2018.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2018		Year Ended August 31, 2017
	Shares	Dollars	Shares		Dollars

Shares sold
Class A	105,113	$5,154,521	396,577		$17,347,246
Class T	—	—	209.95	*	10,000	*
Class C	72,784	3,533,594	134,783		5,910,153
Class R6	57,075	2,839,044	16,777		751,703
Class S	779,359	38,322,534	3,986,588		174,431,409
Institutional Class	210,295	10,285,721	903,574		40,397,756
		$60,135,414			$238,848,267

Shares issued to shareholders in reinvestment of distributions
Class A	60,593	$2,923,646	193,972		$7,927,652
Class T	5	224	—		—
Class C	17,243	827,992	45,682		1,857,899
Class R6	1,774	85,316	2,197		89,477
Class S	377,914	18,294,804	594,845		24,394,670
Institutional Class	42,422	2,043,888	70,920		2,894,956
		$24,175,870			$37,164,654

Deutsche CROCI® International Fund	35

	Six Months Ended February 28, 2018		Year Ended August 31, 2017
	Shares	Dollars	Shares	Dollars

Shares redeemed
Class A	(359,880)	$(17,614,079)	(5,368,178)	$(227,009,629)
Class C	(234,880)	(11,380,840)	(1,148,750)	(48,290,562)
Class R6	(5,951)	(288,975)	(17,086)	(719,915)
Class S	(2,571,409)	(126,719,579)	(8,666,054)	(369,754,541)
Institutional Class	(374,085)	(18,355,233)	(3,324,389)	(139,169,263)
		$(174,358,706)		$(784,943,910)

Redemption fees		$—		$7,856

Net increase (decrease)
Class A	(194,174)	$(9,535,912)	(4,777,629)	$(201,734,404)
Class T	5	224	209.95 *	10,000 *
Class C	(144,853)	(7,019,254)	(968,285)	(40,522,387)
Class R6	52,898	2,635,385	1,888	121,265
Class S	(1,414,136)	(70,102,241)	(4,084,621)	(170,921,323)
Institutional Class	(121,368)	(6,025,624)	(2,349,895)	(95,876,284)
		$(90,047,422)		$(508,923,133)

*	For the period from June 5, 2017 (commencement of operations of Class T) to August 31, 2017.

36	Deutsche CROCI® International Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2017 to February 28, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Deutsche CROCI® International Fund	37

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2018 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 9/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/18	$1,043.70	$1,043.80	$1,039.90	$1,045.80	$1,045.20	$1,045.60
Expenses Paid per $1,000*	$5.88	$5.88	$9.61	$3.86	$4.56	$4.36

Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 9/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/18	$1,019.04	$1,019.04	$1,015.37	$1,021.03	$1,020.33	$1,020.53
Expenses Paid per $1,000*	$5.81	$5.81	$9.49	$3.81	$4.51	$4.31

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Deutsche CROCI® International Fund	1.16%	1.16%	1.90%	.76%	.90%	.86%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

38	Deutsche CROCI® International Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Directors (hereinafter referred to as the “Board” or “Directors”) approved the renewal of Deutsche CROCI® International Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

—	During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors”).

—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Directors (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

—	The Board also received extensive information throughout the year regarding performance of the Fund.

—	The Independent Directors regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests

Deutsche CROCI® International Fund	39

of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has

40	Deutsche CROCI® International Fund

outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2016.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing other share classes’ total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM manages Deutsche Europe funds comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to Deutsche Funds as compared to Deutsche Europe funds and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the

Deutsche CROCI® International Fund	41

estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board noted that DIMA pays a licensing fee to an affiliate related to the Fund’s use of the CROCI® strategy. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance

42	Deutsche CROCI® International Fund

processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche CROCI® International Fund	43

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

44	Deutsche CROCI® International Fund

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of DWS Group, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	SUIAX	SUITX	SUICX	SCINX	SUIIX
CUSIP Number	25156G 673	25156G 434	25156G 699	25156G 715	25156G 731
Fund Number	468	1768	768	2068	1468

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	SUIRX
CUSIP Number	25156G 582
Fund Number	1668

Deutsche CROCI® International Fund	45

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

46	Deutsche CROCI® International Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes — information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
Rev. 3/2018

Deutsche CROCI® International Fund	47

DCIF-3

(R-026690-7 4/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® International Fund, a series of Deutsche International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/27/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	4/27/2018